May 14, 2004


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: The Asset Program, Inc.
Post-Effective Amendment No. 17 to the Registration
Statement on Form N-1A (Securities Act File
No. 33-53887, Investment Company Act File No. 811-7177)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities
Act of 1933, as amended (the 1933 Act), The Asset
Program, Inc. (the Fund) hereby certifies that:

(1) the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective
Amendment No. 17 to the Funds Registration
Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 17 to the Funds Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on May 12, 2004

Very truly yours,

The Asset Program, Inc.

/s/ Phillip S. Gillespie

Phillip S. Gillespie
Secretary of Fund